Financial Risk Management - Liquidity Risk (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	$ 132,896	$ 124,111
Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	13,085	14,247
1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	13,470	9,267
3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	38,126	31,735
1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	68,215	68,862
Trade accounts payable
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	7,733	9,330
Trade accounts payable | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	7,733	9,224
Trade accounts payable | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		106
Other payables and accruals
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	9,328	13,625
Other payables and accruals | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	993	2,306
Other payables and accruals | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	5,170	3,901
Other payables and accruals | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	3,165	7,418
Lease liabilities
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	115,835	101,156
Lease liabilities | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	4,359	2,717
Lease liabilities | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	8,300	5,260
Lease liabilities | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	34,961	24,317
Lease liabilities | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	$ 68,215	$ 68,862